Derivatives - Foreign currency agreements-Additional Information (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]:
Gain (Loss) on derivative instruments from forward contracts	$ 0	$ (125)